Rio Tinto Limited parent company disclosures - Summary of financial statements (Detail) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 AUD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 AUD ($)	Dec. 31, 2014 USD ($)
Assets
– Current assets		$ 18,678		$ 15,055
– Non-current assets		76,554		74,177
Total assets		95,726		89,263
Liabilities
– Current liabilities		(11,225)		(9,362)
– Non-current liabilities		(33,262)		(34,133)
Total liabilities		(44,611)		(43,533)
Net assets		51,115		45,730
Shareholders’ equity
Other reserves		12,284		9,216
Retained earnings		23,761		21,631
Total equity		51,115		45,730		$ 44,128			$ 54,594
Profit/(loss) after tax for the year		8,851		4,776		(1,719)
Total comprehensive income/(loss) for the year	[1]	11,939		4,713		(3,749)
Rio Tinto Limited [member]
Assets
– Current assets							$ 11,914	$ 8,041
– Non-current assets							7,954	10,758
Total assets							19,868	18,799
Liabilities
– Current liabilities							(7,448)	(1,268)
– Non-current liabilities							(35)	(4,814)
Total liabilities							(7,483)	(6,082)
Net assets							12,385	12,717
Shareholders’ equity
Share capital		$ 4,140		$ 3,915		$ 3,950	3,893	4,004	$ 4,535
Other reserves							420	413
Retained earnings							8,072	8,300
Total equity							$ 12,385	$ 12,717
Profit/(loss) after tax for the year			$ 9,688		$ 4,452
Total comprehensive income/(loss) for the year			$ 9,688		$ 4,452

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited share capital.